AMG FQ Tax-Managed U.S. Equity Fund
Schedule of Portfolio Investments (unaudited)
January 31, 2020

	Shares	Value		Shares	Value
Common Stocks - 97.6%			Exxon Mobil Corp.	4,237	$263,203
Communication Services - 8.6%			Kosmos Energy, Ltd.[1]	4,474	22,862
Activision Blizzard, Inc.	1,347	$78,773	Marathon Petroleum Corp.	9,400	512,300
Alphabet, Inc. , Class A*	731	1,047,362	Phillips 66	4,600	420,302
Alphabet, Inc. , Class C*	748	1,072,804	Valero Energy Corp.	5,800	488,998
AT&T, Inc.	10,870	408,929	W&T Offshore, Inc.*	52,967	219,283
Comcast Corp., Class A	3,542	152,979	Total Energy		2,157,758
Electronic Arts, Inc. *	6,637	716,265	Financials - 13.7%
Facebook, Inc. , Class A *	5,716	1,154,118	Arch Capital Group, Ltd. (Bermuda)*	34,786	1,536,150
Liberty Media Corp.-Liberty SiriusXM, Class A *	18,774	911,853	Bank of America Corp.	7,796	255,943
Netflix, Inc. *	934	322,314	Berkshire Hathaway, Inc., Class B *	10,154	2,278,862
TechTarget, Inc.*	4,156	105,521	Brown & Brown, Inc.	50,513	2,268,034
Verizon Communications, Inc.	2,924	173,803	Canadian Imperial Bank of Commerce (Canada)	1,790	145,831
The Walt Disney Co.	869	120,191	Citigroup, Inc.	3,599	267,802
Zynga, Inc. , Class A*	8,227	49,526	Discover Financial Services	6,597	495,633
Total Communication Services		6,314,438	Enterprise Financial Services Corp.	2,000	87,020
Consumer Discretionary - 10.1%			Essent Group, Ltd.	7,148	354,612
Aaron's, Inc. [1]	411	24,397	Everest Re Group, Ltd. (Bermuda)	2,200	608,454
Amazon.com, Inc.*	997	2,002,694	First Defiance Financial Corp.	2,962	87,053
Best Buy Co., Inc.	2,515	212,995	First Interstate BancSystem, Inc. , Class A	4,099	157,811
Bright Horizons Family Solutions, Inc. *	2,053	336,138	JPMorgan Chase & Co.	6,383	844,854
Crocs, Inc.*	54,248	2,056,542	SEI Investments Co.	5,661	369,437
Gentex Corp.	33,635	1,001,314	Truist Financial Corp.	4,140	213,500
The Home Depot, Inc.	1,128	257,297	Wells Fargo & Co.	1,114	52,291
Lowe's Cos., Inc.	6,998	813,447	Total Financials		10,023,287
Ross Stores, Inc.	2,546	285,636	Health Care - 12.8%
Standard Motor Products, Inc.	3,900	189,462	Agilent Technologies, Inc.	1,239	102,292
Stoneridge, Inc.*	6,312	175,852	Amgen, Inc.	6,211	1,341,887
Total Consumer Discretionary		7,355,774	Anika Therapeutics, Inc. *	9,000	369,990
Consumer Staples - 6.3%			Atrion Corp.	251	180,517
Central Garden & Pet Co., Class A*	11,889	356,194	Biogen, Inc.*	3,415	918,123
The Coca-Cola Co.	1,370	80,008	Cardiovascular Systems, Inc. *	6,232	282,870
Medifast, Inc.[1]	7,275	702,983	Centene Corp.*	6,770	425,224
National Beverage Corp.*,1	5,799	248,835	Charles River Laboratories International, Inc. *	5,811	898,264
PepsiCo, Inc.	176	24,995	Chemed Corp.	1,745	814,985
Performance Food Group Co. *	14,772	765,042	Haemonetics Corp.*	570	61,212
The Procter & Gamble Co.	2,182	271,921	Horizon Therapeutics PLC *	4,155	143,306
Tyson Foods, Inc. , Class A	14,833	1,225,651	IDEXX Laboratories, Inc. *	353	95,667
US Foods Holding Corp.*	23,221	932,788	Ironwood Pharmaceuticals, Inc.*,1	12,195	147,316
Total Consumer Staples		4,608,417	Johnson & Johnson	3,525	524,767
Energy - 3.0%			McKesson Corp.	1,199	170,989
Apergy Corp.*	4,426	114,456	Merck & Co., Inc.	932	79,630
Chevron Corp.	1,086	116,354	NextGen Healthcare, Inc.*	1,526	21,150

AMG FQ Tax-Managed U.S. Equity Fund
Schedule of Portfolio Investments (continued)

	Shares	Value		Shares	Value
Health Care - 12.8% (continued)			QAD, Inc., Class A	9,851	$506,834
OraSure Technologies, Inc.*	9,021	$63,598	salesforce.com, Inc. *	1,695	309,015
Pfizer, Inc.	5,199	193,611	ServiceNow, Inc. *	326	110,263
The Providence Service Corp. *	3,524	228,531	Visa, Inc., Class A	15,446	3,073,291
Simulations Plus, Inc.	1,181	38,477	Total Information Technology		18,569,727
UnitedHealth Group, Inc.	8,147	2,219,650	Materials - 2.1%
Total Health Care		9,322,056	Graphic Packaging Holding Co.[1]	25,299	395,423
Industrials - 9.4%			LyondellBasell Industries NV, Class A	7,700	599,522
Alaska Air Group, Inc.[1]	17,345	1,120,313	NewMarket Corp.	310	136,282
Allison Transmission Holdings, Inc.	22,521	995,428	Stepan Co.	4,307	424,886
Atkore International Group, Inc. *	1,799	71,420	Total Materials		1,556,113
The Boeing Co.	61	19,414	Real Estate - 3.4%
Brady Corp., Class A	478	26,467	American Homes 4 Rent, Class A, REIT	10,798	295,109
BWX Technologies, Inc. [1]	20,825	1,324,262	American Tower Corp., REIT	481	111,467
Delta Air Lines, Inc.	2,728	152,059	Douglas Emmett, Inc. , REIT	2,450	101,675
HEICO Corp., Class A	387	37,210	Equity Commonwealth, REIT	16,569	543,298
Herman Miller, Inc.	11,489	444,050	PS Business Parks, Inc. , REIT	4,658	780,495
Huntington Ingalls Industries, Inc.	5,713	1,491,093	Sunstone Hotel Investors, Inc. , REIT	50,749	643,497
ICF International, Inc.	1,569	137,429	Total Real Estate		2,475,541
Kimball International, Inc. , Class B	1,313	24,658	Utilities - 2.8%
Mesa Air Group, Inc. *	18,805	160,595	American Water Works Co., Inc.	4,551	619,846
			Atlantic Power Corp.*	51,518	123,128
Rush Enterprises, Inc., Class B	2,678	118,796
Southwest Airlines Co.	3,066	168,569	Evergy, Inc.	304	21,936
UniFirst Corp.	3,000	611,790	Hawaiian Electric Industries, Inc.	10,503	513,702
Total Industrials		6,903,553	OGE Energy Corp.	16,675	764,549
Information Technology - 25.4%			Total Utilities		2,043,161
Appfolio, Inc. , Class A*,1	2,427	319,005	Total Common Stocks
			(Cost $35,712,652)		71,329,825
Apple, Inc.	11,027	3,412,967
CACI International, Inc. , Class A *	2,375	635,170		Principal
				Amount
CDW Corp.	8,410	1,097,084	Short-Term Investments - 3.2%
Ciena Corp. *	4,571	185,903
			Joint Repurchase Agreements - 1.3%[2]
Cisco Systems, Inc.	2,709	124,533	Deutsche Bank Securities, Inc. , dated 01/31/20,
Diodes, Inc.*,1	1,266	65,376	due 02/03/20, 1.590% total to be received
FormFactor, Inc.*	6,751	170,868	$954,320 (collateralized by various
			U. S. Government Agency Obligations and
Intel Corp.	3,246	207,517	U. S. Treasuries, 0.000% - 6.000%, 04/15/20 -
Lumentum Holdings, Inc.*,1	2,363	179,045	02/01/50, totaling $973,278)	$954,194	954,194
Mastercard, Inc., Class A	9,392	2,967,308
Micron Technology, Inc. *	518	27,501
Microsoft Corp.	20,745	3,531,421
Onto Innovation, Inc. *	9,327	353,866
Oracle Corp.	583	30,578
PC Connection, Inc.	1,741	86,771
Progress Software Corp.	26,045	1,175,411

AMG FQ Tax-Managed U.S. Equity Fund
Schedule of Portfolio Investments (continued)

	Shares	Value		Value
Other Investment Companies - 1.9%			Total Investments - 100.8%
Dreyfus Government Cash Management Fund,			(Cost $38,065,553)	$73,682,726
Institutional Shares, 1.49% [3]	461,573	$461,573	Other Assets, less Liabilities - (0.8)%	(578,620)
Dreyfus Institutional Preferred Government			Net Assets - 100.0%	$73,104,106
Money Market Fund, Institutional Shares,
1.52% [3]	461,573	461,573
JPMorgan U. S. Government Money Market Fund,
IM Shares, 1.52% [3]	475,561	475,561
Total Other Investment Companies		1,398,707
Total Short-Term Investments
(Cost $2,352,901)		2,352,901

* Non-income producing security.			[3] Yield shown represents the January 31, 2020, seven day average yield, which refers to
[1] Some of these securities, amounting to $4,478,183 or 6.1% of net assets, were out on			the sum of the previous seven days' dividends paid, expressed as an annual
loan to various borrowers and are collateralized by cash and various U. S. Treasury			percentage.
Obligations. See below for more information.			REIT Real Estate Investment Trust
[2] Cash collateral received for securities lending activity was invested in these joint repurchase agreements.

The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of January 31, 2020:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks †	$71,329,825	—	—	$71,329,825
Short-Term Investments
Joint Repurchase Agreements	—	$954,194	—	954,194
Other Investment Companies	1,398,707	—	—	1,398,707
Total Investments in Securities	$72,728,532	$954,194	—	$73,682,726

† All common stocks held in the Fund are Level 1 securities. For a detailed breakout of common stocks by major industry classification, please refer to the Fund's Schedule of Portfolio
Investments.

For the period ended January 31, 2020, there were no transfers in or out of Level 3.

The Fund participates in the securities lending program offered by The Bank of New York Mellon providing for the lending of securities to qualified brokers. The value of securities loaned on positions held, cash and securities collateral received at January 31, 2020, were as follows:

	Cash	Securities	Total
Securities	Collateral	Collateral	Collateral
Loaned	Received	Received	Received
$4,478,183	$954,194	$3,714,029	$4,668,223

The following table summarizes the securities received as collateral for securities lending at January 31, 2020:
Collateral		Coupon	Maturity
Type		Range	Date Range
U. S. Treasury Obligations		0.000%-7.625%	02/20/20-02/15/49

For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent semi or annual report.

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